Dividends - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Preferred share dividends	$ 18	$ 18
Common share dividends	$ 599	$ 570